INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	$ (4.2)	$ 23.7
Recognized in income	233.7	(10.4)
Recognized in OCI	(10.6)	(9.8)
Disposal of discontinued operations	(25.1)
Business combinations		(2.1)
Foreign currency exchange differences	2.9	(5.6)
Deferred tax liability (asset), end of period	196.7	(4.2)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	98.2	96.9
Recognized in income	59.4	(4.4)
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	(14.6)
Business combinations		0.0
Foreign currency exchange differences	(0.5)	5.7
Deferred tax liability (asset), end of period	142.5	98.2
Unclaimed research & development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	162.3	86.6
Recognized in income	13.5	75.8
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	(13.7)
Business combinations		0.0
Foreign currency exchange differences	0.0	(0.1)
Deferred tax liability (asset), end of period	162.1	162.3
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(82.1)	(85.4)
Recognized in income	5.8	3.3
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	2.1
Business combinations		0.0
Foreign currency exchange differences	0.4	0.0
Deferred tax liability (asset), end of period	(73.8)	(82.1)
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(114.8)	(82.7)
Recognized in income	(41.0)	(22.9)
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	1.1
Business combinations		(2.8)
Foreign currency exchange differences	0.6	(6.4)
Deferred tax liability (asset), end of period	(154.1)	(114.8)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(114.7)	(90.2)
Recognized in income	64.6	(19.7)
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	10.5
Business combinations		0.0
Foreign currency exchange differences	0.6	(4.8)
Deferred tax liability (asset), end of period	(39.0)	(114.7)
Amounts not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	80.3	83.1
Recognized in income	3.0	(4.7)
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	(6.9)
Business combinations		0.0
Foreign currency exchange differences	0.5	1.9
Deferred tax liability (asset), end of period	76.9	80.3
Government participation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(32.6)	(24.0)
Recognized in income	118.7	(8.6)
Recognized in OCI	0.0	0.0
Disposal of discontinued operations	0.3
Business combinations		0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	86.4	(32.6)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(0.8)	39.4
Recognized in income	9.7	(29.2)
Recognized in OCI	(10.6)	(9.8)
Disposal of discontinued operations	(3.9)
Business combinations		0.7
Foreign currency exchange differences	1.3	(1.9)
Deferred tax liability (asset), end of period	$ (4.3)	$ (0.8)